Share Capital - Option transaction (Details)		6 Months Ended
	Sep. 25, 2023 Equityinstruments $ / shares	Dec. 31, 2024 Equityinstruments $ / shares
Number of options
Balance at beginning of period (in shares) | Equityinstruments		9,070,000
Options exercised (in shares) | Equityinstruments		(450,000)
Options granted (in shares) | Equityinstruments	1,000,000	1,927,246
Options modified (in shares) | Equityinstruments		1,000,000
Options expired (in shares) | Equityinstruments		(900,000)
Balance at end of period (in shares) | Equityinstruments		10,647,246
Weighted average exercise price
Balance at beginning of period (in USD per share) | $ / shares		$ 3.43
Options exercised (in USD per share) | $ / shares		1.06
Options granted (in USD per share) | $ / shares	$ 2.97	1.26
Options modified (in USD per share) | $ / shares		1.36
Options expired (in USD per share) | $ / shares		3.27
Balance at end of period (in USD per share) | $ / shares		$ 2.8